Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Summary Of Deposit Accounts

	December 31, 2013	December 31, 2012
Noninterest-bearing demand deposits	$116,083	$74,539
Interest-bearing:
Demand and money market	243,372	242,987
Savings deposits	4,785	4,069
Time deposits of $100,000 or more	146,834	72,870
Other time deposits	58,124	58,766
Total deposits	$569,198	$453,231

Time Deposit Accounts By Year Of Maturity And Weighted Average Interest Rates

		Weighted
	Total	Average Rate
2014	$127,711	0.68%
2015	44,361	1.29%
2016	27,434	1.25%
2017	3,375	1.51%
2018	2,077	1.28%
Total time deposits	$204,958